INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2021	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2024	Oct. 01, 2023
Investments				$ 206,231
Convertible Debt				24,827,086	$ 587,303
Stock Issued During Period, Shares, New Issues			27,000,000.0
Debt Securities, Realized Gain (Loss)				$ 4,900,000
Debt Instrument, Face Amount	$ 27,000,000.0
Payment for Acquisition, Loan, Held-for-Investment	1,100,000
Proceeds from Sale, Loan, Held-for-Investment	27,000,000.0
Stemtech Warrants [Member]
Debt Instrument, Face Amount	1,100,000
Stemtech Promissory Note [Member]
Debt Instrument, Face Amount	$ 1,400,000
Membership Unit Purchase Agreement [Member] | Moji Life, LLC. [Member]
Equity Method Investment, Ownership Percentage		30.75%				30.75%
Payments to Acquire Equity Method Investments		$ 1,537,000
Stemtech Corporation [Member] | Securities Purchase Agreement [Member]
Investments		1,400,000
Convertible Debt		1,400,000
Globe Net Wireless Corp [Member] | Security Purchase Agreement [Member]
Debt Instrument, Fee Amount		$ 500,000
Debt Instrument, Maturity Date		Sep. 09, 2024
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Warrants and Rights Outstanding, Maturity Date		Sep. 13, 2024
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,400,000
Stock Issued During Period, Shares, New Issues		154,173